Columbia Variable Portfolio – U.S. Government Mortgage Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 5.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	144,662	144,961
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month Term SOFR + 1.962% Floor 1.700% 01/20/2031	6.255%	4,125,000	4,127,351
ARES LII CLO Ltd.(a),(b)
Series 2019-52A Class A1
3-month Term SOFR + 0.880% 04/22/2031	5.180%	12,400,000	12,360,047
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	6.264%	2,750,000	2,751,518
Madison Park Funding XVIII Ltd.(a),(b)
Series 2015-18A Class CRR
3-month Term SOFR + 2.162% Floor 1.900% 10/21/2030	6.455%	8,000,000	8,003,896
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	1,843,470	1,894,775
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	9,377,061	9,371,332
Series 2024-11 Class B
07/15/2032	5.637%	3,100,000	3,108,505
Series 2025-1 Class A1
02/17/2026	4.708%	10,500,000	10,500,031
Series 2025-1 Class A2
07/15/2032	5.156%	6,530,000	6,551,631
Subordinated Series 2024-5 Class C
10/15/2031	7.270%	1,642,936	1,667,886
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	2,105,372	2,137,713
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	481,347	484,616
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	49,468	49,433
PAGAYA AI Debt Trust(a),(c)
Subordinated Series 2022-3 Class AB
03/15/2030	7.576%	5,468,250	5,483,591
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	6.314%	5,250,000	5,254,421
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month Term SOFR + 2.012% Floor 1.750% 04/18/2031	6.305%	5,000,000	5,008,055
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	272,167	273,406
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	57,021	56,690
Total Asset-Backed Securities — Non-Agency (Cost $79,165,923)			79,229,858

Commercial Mortgage-Backed Securities - Agency 2.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series K063 Class A2
01/25/2027	3.430%	4,362,000	4,297,862
Federal National Mortgage Association(c)
Series 2018-M7 Class A2
03/25/2028	3.032%	22,222,979	21,537,654
Government National Mortgage Association(c),(d)
Series 2019-102 Class IB
03/16/2060	0.835%	6,462,157	318,582
Series 2019-118 Class IO
06/16/2061	0.758%	7,779,050	379,074
Series 2019-131 Class IO
07/16/2061	0.803%	12,453,914	721,055
Series 2019-134 Class IO
08/16/2061	0.644%	8,224,164	353,399
Series 2019-139 Class IO
11/16/2061	0.671%	8,876,089	385,802
Series 2020-19 Class IO
12/16/2061	0.719%	8,573,865	398,934
Series 2020-3 Class IO
02/16/2062	0.615%	9,507,648	371,155
Total Commercial Mortgage-Backed Securities - Agency (Cost $35,221,146)			28,763,517

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 2.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Commercial Mortgage Trust(a),(b)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	5.770%	7,800,000	7,770,709
BX Mortgage Trust(a)
Series 2025-BIO3 Class A
02/10/2042	6.138%	6,000,000	6,127,506
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	3,700,000	2,061,594
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	9,992
Hilton USA Trust(a),(e)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	2,000,000	4,979
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	8,640,755	8,257,585
Progress Residential Trust(a)
Series 2022-SFR1 Class A
02/17/2041	2.709%	4,948,450	4,574,007
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.585%	2,350,000	2,314,775
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month Term SOFR + 1.822% Floor 1.650% 12/15/2034	6.142%	3,000,000	1,461,868
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $39,211,534)			32,583,015

Residential Mortgage-Backed Securities - Agency 114.6%

Fannie Mae REMICS
CMO Series 2018-7 Class CD
02/25/2048	3.000%	8,446,811	7,594,287
Fannie Mae REMICS(b),(d)
CMO Series 2023-34 Class S
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	1.746%	11,222,538	1,437,384
Fannie Mae REMICS(b)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.190%	7,874,734	7,781,431
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-12 Class LF
30-day Average SOFR + 3.950% Cap 8.250% 03/25/2055	8.131%	18,876,709	19,031,923
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	5.540%	8,613,033	8,631,456
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	6.000%	14,728,658	14,825,543
Federal Home Loan Mortgage Corp.
08/01/2035- 03/01/2052	2.000%	43,243,465	36,010,994
06/01/2039- 06/01/2053	5.000%	8,414,629	8,295,486
08/01/2041- 11/01/2054	4.500%	24,454,706	23,517,469
10/01/2041- 12/01/2052	4.000%	49,597,737	46,842,304
07/01/2042- 12/01/2052	3.500%	52,416,874	48,046,067
11/01/2042- 08/01/2052	3.000%	65,416,451	57,693,238
02/01/2051- 03/01/2052	2.500%	36,178,665	30,426,018
07/01/2053- 12/01/2054	5.500%	39,989,285	40,139,375
09/01/2054	6.000%	34,483,440	35,234,511
Federal Home Loan Mortgage Corp.(b)
12-month Term SOFR + 1.622% Cap 11.053% 01/01/2037	6.387%	14,928	15,321
12-month Term SOFR + 1.910% Cap 10.449% 09/01/2037	7.660%	48,983	50,800
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	1.487%	2,806,240	269,775
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	1.487%	5,724,178	603,105
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	1.437%	1,936,251	230,204
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4594 Class SA
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 06/15/2046	1.487%	4,451,019	515,239
CMO Series 4965 Class KS
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 04/25/2050	1.396%	2,750,818	314,475
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	1.626%	5,680,089	813,761
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	1.596%	7,115,915	1,050,956
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	1.507%	1,560,662	160,492
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	1.537%	660,968	66,727
Federal Home Loan Mortgage Corp.(d)
CMO Series 266
07/15/2042	4.000%	1,658,087	302,001
CMO Series 267
08/15/2042	4.000%	1,321,440	242,837
CMO Series 4139 Class CI
05/15/2042	3.500%	722,520	49,645
CMO Series 4147 Class CI
01/15/2041	3.500%	342,909	4,502
CMO Series 4177 Class IY
03/15/2043	4.000%	3,203,990	466,001
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 4068 Class GI
09/15/2036	2.346%	1,028,841	103,381
Federal Home Loan Mortgage Corp. REMICS(b),(d)
CMO Series 4983 Class SY
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2050	1.646%	13,278,275	1,753,621
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	1.537%	17,677,257	1,828,357
Federal Home Loan Mortgage Corp. REMICS(d)
CMO Series 5105 Class ID
05/25/2051	3.000%	9,073,936	1,518,413
Federal National Mortgage Association
03/01/2027- 01/01/2052	2.500%	106,490,040	91,356,178
03/01/2027- 08/01/2052	3.500%	60,348,582	55,639,209
05/01/2027- 03/01/2053	3.000%	77,993,850	68,788,187
06/01/2036- 03/01/2052	2.000%	121,604,678	98,794,405
12/01/2037- 11/01/2054	5.000%	48,531,916	47,881,092
05/01/2039- 05/01/2048	4.500%	8,669,700	8,462,254
11/01/2043- 08/01/2052	4.000%	35,731,838	33,812,010
07/01/2054- 09/01/2054	6.000%	27,282,706	27,874,663
CMO Series 2017-72 Class B
09/25/2047	3.000%	2,009,896	1,846,668
Federal National Mortgage Association(b)
6-month Term SOFR + 1.383% Floor 1.383%, Cap 9.383% 02/01/2033	6.008%	6,718	6,767
12-month Term SOFR + 1.694% Floor 1.694%, Cap 8.944% 12/01/2033	6.569%	873	901
12-month Term SOFR + 1.584% Floor 1.584%, Cap 9.153% 06/01/2034	7.334%	10,520	10,622
Federal National Mortgage Association(f)
12/01/2050	2.000%	21,782,175	17,454,158
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	7.891%	510	516
Federal National Mortgage Association(c),(d)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	1,116,713	11
Federal National Mortgage Association(d)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	343,792	6,775
CMO Series 2012-144 Class HI
07/25/2042	3.500%	643,912	52,947
CMO Series 2012-40 Class IP
09/25/2040	4.000%	1,074,650	39,889

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-1 Class AI
02/25/2043	3.500%	787,460	111,830
CMO Series 2013-10 Class AI
11/25/2041	3.500%	1,621,615	62,224
CMO Series 2013-16
01/25/2040	3.500%	107,518	523
CMO Series 2020-55 Class MI
08/25/2050	2.500%	9,853,829	1,554,567
CMO Series 2021-3 Class TI
02/25/2051	2.500%	35,440,397	5,999,606
Federal National Mortgage Association(b),(d)
CMO Series 2012-99 Class SL
-1.0 x 30-day Average SOFR + 6.506% Cap 6.620% 09/25/2042	2.166%	3,156,132	448,827
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.696%	1,975,907	235,401
CMO Series 2016-37 Class SA
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 06/25/2046	1.396%	2,644,670	285,287
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	1.546%	6,816,871	718,318
CMO Series 2017-3 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2047	1.546%	5,038,176	581,556
CMO Series 2017-51 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.696%	5,133,221	628,150
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.000%	12,028,812	435,514
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	1.696%	2,689,192	326,749
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.596%	7,957,877	911,059
CMO Series 2019-34 Class SM
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.596%	6,691,489	854,042
CMO Series 2020-40 Class LS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	1.626%	8,217,512	1,223,931
Federal National Mortgage Association REMICS(b),(d)
CMO Series 2016-1 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2046	1.696%	6,752,394	731,876
Federal National Mortgage Association REMICS(d)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	6,297,191	1,062,898
CMO Series 2021-54 Class LI
04/25/2049	2.500%	9,695,287	1,291,429
Freddie Mac REMICS
CMO Series 5104 Class LH
06/25/2049	2.000%	2,709,516	2,251,208
Freddie Mac REMICS(d)
CMO Series 5177 Class PI
12/25/2051	2.500%	11,183,739	1,193,867
Freddie Mac REMICS(b),(d)
CMO Series 5371 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2048	1.587%	11,547,399	1,266,833
Freddie Mac REMICS(b)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	5.340%	8,932,858	9,126,657
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	5.340%	18,528,232	18,810,980
CMO Series 5517 Class HT
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 03/25/2055	5.340%	7,927,810	7,988,896
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.097%	10,000,000	10,071,612
CMO Series 5533 Class F
30-day Average SOFR + 3.450% Floor 3.450%, Cap 7.950% 04/25/2055	7.800%	13,500,000	13,617,982
Government National Mortgage Association
08/20/2040	5.000%	1,438,743	1,453,853
07/20/2041	4.500%	1,903,090	1,871,358
04/20/2051- 05/20/2051	2.500%	18,792,205	15,797,294
08/20/2052	4.000%	7,701,471	7,192,019
CMO Series 2024-30 Class TQ
02/20/2064	5.000%	5,023,301	5,038,728
CMO Series 2024-80 Class DT
05/20/2064	3.000%	6,667,675	5,790,069
CMO Series 2024-80 Class PT
05/20/2064	3.500%	10,002,050	8,924,328
Government National Mortgage Association(f)
04/20/2048	4.500%	3,343,781	3,254,444
Government National Mortgage Association(d)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	1,021,573	137,620
CMO Series 2014-131 Class EI
09/16/2039	4.000%	1,465,130	91,789
CMO Series 2020-138 Class IN
09/20/2050	2.500%	5,845,751	1,009,414
CMO Series 2020-138 Class JI
09/20/2050	2.500%	14,584,609	2,050,061
CMO Series 2020-191 Class UC
12/20/2050	4.000%	9,357,043	1,886,259
CMO Series 2021-1 Class IB
01/20/2051	2.500%	9,642,105	1,430,230
CMO Series 2021-1 Class QI
01/20/2051	2.500%	11,438,397	1,657,045
CMO Series 2021-122 Class HI
11/20/2050	2.500%	7,675,929	1,081,819
CMO Series 2021-142 Class IX
08/20/2051	2.500%	10,918,622	1,561,432
CMO Series 2021-146 Class IK
08/20/2051	3.500%	9,457,907	1,855,336
CMO Series 2021-158 Class VI
09/20/2051	3.000%	7,830,758	1,252,429
CMO Series 2021-159 Class IP
09/20/2051	3.000%	5,981,697	942,632
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	9,757,305	1,695,051
CMO Series 2021-228 Class IJ
12/20/2051	2.500%	11,682,742	1,746,282
CMO Series 2021-27 Class IN
02/20/2051	2.500%	6,460,619	953,462
CMO Series 2021-67 Class GI
04/20/2051	3.000%	9,519,475	1,674,485
CMO Series 2021-8 Class BI
01/20/2051	2.500%	10,674,484	1,945,261
CMO Series 2021-8 Class IO
01/20/2051	3.000%	17,286,620	2,888,667
Government National Mortgage Association(b),(d)
CMO Series 2014-131 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/16/2044	1.766%	1,729,585	213,235
CMO Series 2017-170 Class QS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	1.766%	2,642,097	316,149
CMO Series 2018-1 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	1.766%	1,845,141	235,287
CMO Series 2018-105 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.766%	2,334,847	254,604
CMO Series 2018-139 Class KS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.716%	3,884,759	463,136
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	1.716%	3,293,264	374,383
CMO Series 2018-21 Class WS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 02/20/2048	1.766%	3,051,252	429,166

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-36 Class SG
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	1.766%	15,530,862	2,109,928
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	1.766%	1,608,446	189,860
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	1.766%	2,316,879	272,895
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	1.766%	3,109,472	433,157
CMO Series 2018-97 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.766%	2,652,853	287,082
CMO Series 2019-117 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	1.666%	6,665,542	941,410
CMO Series 2019-22 Class SM
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.616%	9,108,465	1,096,494
CMO Series 2019-23 Class SQ
1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	1.616%	2,969,471	390,199
CMO Series 2019-43 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 04/20/2049	1.666%	5,306,444	579,738
CMO Series 2019-52 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/16/2049	1.616%	7,070,199	1,026,726
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	1.666%	13,342,019	1,650,429
CMO Series 2019-97 Class GS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 08/20/2049	1.666%	31,027,767	3,888,313
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.766%	5,599,738	710,271
CMO Series 2020-125 Class SD
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	1.816%	7,011,752	959,474
CMO Series 2020-133 Class SK
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	1.866%	12,567,350	1,848,777
CMO Series 2020-77 Class GS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	1.616%	6,817,836	656,292
CMO Series 2020-79 Class S
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 06/20/2050	1.666%	6,087,476	872,784
CMO Series 2021-117 Class ES
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.866%	11,291,120	1,614,372
CMO Series 2021-117B Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.866%	15,454,527	2,054,449
CMO Series 2021-161 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.866%	11,589,762	1,653,040
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	65,824,666	216,241
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.866%	11,526,727	1,532,528
CMO Series 2022-126 Class SN
-1.0 x 30-day Average SOFR + 5.970% Cap 5.970% 07/20/2052	1.626%	12,099,476	1,301,197
CMO Series 2022-128 Class SD
-1.0 x 30-day Average SOFR + 5.980% Cap 5.980% 07/20/2052	1.636%	11,360,400	1,115,471
CMO Series 2022-135 Class SC
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 08/20/2052	1.706%	10,947,501	1,273,327
CMO Series 2022-152 Class SA
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 09/20/2052	1.706%	18,619,574	1,913,146
CMO Series 2022-190 Class CS
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 11/20/2049	1.616%	12,983,213	1,229,566
CMO Series 2023-100 Class KS
-1.0 x 30-day Average SOFR + 6.850% Cap 6.850% 07/20/2053	2.506%	15,057,678	1,683,411
CMO Series 2023-100 Class SC
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.616%	16,553,418	1,525,772
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.616%	18,514,465	2,307,861
CMO Series 2023-115 Class SG
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 08/20/2053	1.356%	19,463,926	1,221,819
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-140 Class LS
-1.0 x 30-day Average SOFR + 6.450% Cap 6.450% 09/20/2053	2.106%	12,626,034	874,855
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.616%	12,017,169	1,308,283
CMO Series 2023-17 Class NS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 02/20/2053	1.806%	13,909,431	1,432,492
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.616%	13,470,430	1,675,579
CMO Series 2023-24 Class JS
30-day Average SOFR + 5.500% Cap 5.500% 01/20/2052	1.156%	38,945,853	3,854,475
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	2.006%	8,805,662	698,647
CMO Series 2023-65 Class HS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	1.806%	17,525,619	1,664,671
CMO Series 2023-81 Class SB
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 06/20/2053	1.706%	7,678,144	551,554
CMO Series 2024-126 Class SG
30-day Average SOFR + 6.650% Cap 6.650% 08/20/2054	2.306%	38,412,962	4,908,055
CMO Series 2024-159 Class CS
30-day Average SOFR + 5.500% Cap 5.500% 10/20/2054	1.156%	43,038,590	3,049,383
CMO Series 2024-184 Class SX
30-day Average SOFR + 5.250% Cap 5.250% 11/20/2054	0.906%	29,928,255	2,043,274

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-197 Class LS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	1.656%	21,473,293	2,256,753
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	1.706%	25,691,927	2,885,802
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	1.056%	19,415,424	1,091,176
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.906%	8,720,078	1,312,042
CMO Series 2024-95 Class SW
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 06/20/2054	1.056%	9,794,252	700,391
Government National Mortgage Association(b)
CMO Series 2023-140 Class JS
-2.5 x 30-day Average SOFR + 16.050% Cap 16.050% 09/20/2053	5.240%	1,372,049	1,296,824
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.262%	6,285,000	6,281,484
Government National Mortgage Association TBA(g)
04/21/2055	3.000%	17,000,000	15,055,636
04/21/2055	4.000%	40,000,000	37,441,842
04/21/2055	4.500%	75,000,000	71,953,125
Uniform Mortgage-Backed Security TBA(g)
04/14/2055	2.000%	16,000,000	12,713,242
04/14/2055	2.500%	39,000,000	32,425,997
04/14/2055	3.000%	27,000,000	23,397,205
04/14/2055	3.500%	123,256,536	111,152,941
04/14/2055	4.000%	95,500,000	88,978,521
04/14/2055	4.500%	45,500,000	43,519,268
04/14/2055	5.000%	48,000,000	47,042,423
04/14/2055	5.500%	20,000,000	19,973,414
Total Residential Mortgage-Backed Securities - Agency (Cost $1,655,986,417)			1,587,248,883

Residential Mortgage-Backed Securities - Non-Agency 9.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust(a),(h)
CMO Series 2025-1 Class A1
01/25/2070	5.691%	7,195,093	7,226,226
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
10/25/2048	4.204%	1,740,000	1,479,514
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	2,684,853	2,558,461
CMO Series 2022-2 Class A1
03/25/2067	3.757%	2,937,332	2,847,799
CHNGE Mortgage Trust(a),(h)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	2,554,374	2,582,843
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2014-A Class B2
01/25/2035	5.448%	471,591	467,584
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	1,505,354	1,462,161
COLT Mortgage Loan Trust(a),(h)
CMO Series 2024-7 Class A1
12/26/2069	5.538%	9,715,493	9,729,839
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-NQM1 Class A2
05/25/2065	0.994%	774,918	698,342
Cross Mortgage Trust(a),(c)
CMO Series 2025-H1 Class A1
02/25/2070	5.735%	5,385,593	5,411,844
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	1,200,000	1,071,382
CMO Series 2025-NQM1 Class A1
01/25/2070	5.668%	4,943,886	4,961,739
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	5,854,266	5,707,754
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	6.740%	3,500,000	3,560,562
GCAT Trust(a),(c)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	534,242	507,154
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	2,540,628	2,402,256
Government National Mortgage Association
CMO Series BM-2562 Class A
01/01/2055	3.500%	11,053,868	9,909,223
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Legacy Mortgage Asset Trust(a),(h)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	3,228,469	3,236,337
Mello Mortgage Capital Acceptance(a),(h)
CMO Series 2024-SD1 Class M1
04/25/2054	4.000%	1,600,000	1,488,559
Morgan Stanley Residential Mortgage Loan Trust(a),(c)
CMO Series 2025-NQM1 Class A1
11/25/2069	5.738%	6,539,592	6,573,699
New Residential Mortgage Loan Trust(a),(c),(d)
CMO Series 2014-1A Class AIO
01/25/2054	2.176%	6,788,295	313,738
New Residential Mortgage Loan Trust(a),(h)
CMO Series 2025-NQM1 Class A1
01/25/2065	5.699%	10,546,225	10,609,410
NYMT Loan Trust(a)
CMO Series 2025-R1 Class A
02/25/2030	6.381%	5,848,985	5,848,768
OBX Series(a),(h)
CMO Series 2025-NQM2 Class A1
11/25/2064	5.597%	9,793,658	9,821,524
Pretium Mortgage Credit Partners(a),(h)
CMO Series 2022-NPL1 Class A1
01/25/2052	5.981%	1,243,392	1,242,152
RCO X Mortgage LLC(a),(h)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	9,959,618	9,959,518
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	2,200,000	2,184,101
Stanwich Mortgage Loan Co. LLC(a),(h)
CMO Series 2021-NPB1 Class A1
10/16/2026	6.235%	73,690	73,651
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Agency Credit Risk(a),(b)
CMO Series 2019-CS02 Class B1
30-day Average SOFR + 0.114% 02/25/2032	4.454%	8,151,621	7,937,499
VCAT LLC(a),(h)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	5,383,075	5,430,888
Vista Point Securitization Trust(a),(h)
CMO Series 2024-CES3 Class A2
01/25/2055	5.995%	5,000,000	5,039,447
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $132,021,002)			132,343,974

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $951,600)	482,582

Put Option Contracts Purchased 0.0%

(Cost $895,350)	424,928

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(i),(j)	16,289,563	16,286,305
Total Money Market Funds (Cost $16,285,693)		16,286,305
Total Investments in Securities (Cost: $1,959,738,665)		1,877,363,062
Other Assets & Liabilities, Net		(492,868,688)
Net Assets		1,384,494,374
At March 31, 2025, securities and/or cash totaling $7,498,902 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	548	06/2026	USD	132,198,150	228,191	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(548)	06/2025	USD	(131,091,875)	310,849	—
U.S. Long Bond	(145)	06/2025	USD	(17,005,781)	—	(352,587)
U.S. Treasury 10-Year Note	(2,685)	06/2025	USD	(298,622,344)	—	(3,165,205)
U.S. Treasury 2-Year Note	(70)	06/2025	USD	(14,502,031)	—	(90,367)

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2025 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(301)	06/2025	USD	(32,555,031)	—	(477,984)
U.S. Treasury Ultra Bond	(27)	06/2025	USD	(3,300,750)	—	(67,983)
Total					310,849	(4,154,126)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	14,000,000	14,000,000	3.25	08/19/2025	429,100	83,724
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	25,000,000	25,000,000	4.00	05/07/2025	522,500	398,858
Total							951,600	482,582

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	20,000,000	20,000,000	4.50	04/16/2025	471,000	578
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Goldman Sachs International	USD	23,000,000	23,000,000	3.90	09/30/2025	424,350	424,350
Total							895,350	424,928

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	23.237	USD	1,104,935	(143,431)	645	—	(53,537)	—	(89,249)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $234,247,624, which represents 16.92% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2025.

(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents a security in default.
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	Represents a security purchased on a when-issued basis.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2025.

(i)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(j)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	271,633,555	82,007,426	(337,355,288)	612	16,286,305	13,233	1,141,777	16,289,563
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

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